UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007


Check here if Amendment           [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Ralph Scarpa
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Ralph Scarpa, New York, New York, August 9, 2007

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 30-Jun-07
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1200 64265SH Sole 64265
AFFILIATED COMPUTER SVCS-A COM 00819010 369 6500SH Sole 6500
AQUA AMERICA INC COM 03836W10 1598 71050SH Sole 71050
CAMECO CORP. COM 13321l10 1796 35400SH Sole 35400
CAMERON INTERNATIONAL CORP COM 13342B105 2017 28220SH Sole 28220 CEPHALON INC COM 156708109 1849 23000SH Sole 23000
CLOROX COMPANY COM 189054109 3400 54758SH 54758
CON-WAY INC COM 205944101 1148 22850SH Sole 22850
CONAGRA INC COM 205887102 787 29300SH Sole 29300
DEAN FOODS CO NEW COM 242370104 558 17500SH Sole 17500
DEL MONTE FOODS CO. COM 24522P103 3301 271500SH Sole 271500
DENTSPLY INTERNATIONAL INC COM 2.49E+08 1293 33800SH Sole 33800 DIEBOLD INC. COM 2.54E+08 882 16900SH Sole 16900
EDISON INTERNATIONAL COM 2.81E+08 1089 19400SH Sole 19400
ENERGEN CORP COM 29265n10 1280 23300SH Sole 23300
FLEXTRONICS INTL LTD COM Y2573F102 592 5480000SH Sole 54800
FLOWERS FOODS INC COM 343498101 70832 2123263SH Sole 2123263
FTI CONSULTING INC COM 3.03E+08 1654 43500SH Sole 43500
GARMIN LTD COM g3726010 1110 15000SH Sole 15000
INPUT/OUTPUT INC COM 457652105 1341 85900SH Sole 85900
KLA-TENCOR CORP COM 482480100 791 14400SH Sole 14400
LIFEPOINT HOSPITALS INC COM 53219l109 1642 42450SH Sole 42450 LOUISIANA PAC CORP COM 546347105 747 39500SH Sole 39500
PARKER HANNIFIN CORP COM 701094104 979 10000SH Sole 10000
QUEST DIAGNOSTICS INC COM 74834L10 963 18650SH Sole 18650
REPUBLIC SERVICES INC COM 7.61E+08 786 25650SH Sole 25650
ROWAN COS INC COM 779382100 3500 85400SH Sole 85400
SCANA CORP COM 80589m10 997 26050SH Sole 26050
STERICYCLE INC. COM 8.59E+08 1258 28300SH Sole 28300
STERIS CORP COM 859152100 612 20000SH Sole 20000
SUPERIOR ENERGY SERVICES INC COM 868157108 2523 63200SH Sole 63200 UNIVERSAL COMPRESSION HOLDINGS COM 913431102 1131 15600SH Sole 15600 VERIFONE HOLDINGS INC COM 92342Y109 705 20000SH Sole 20000